Accounts Receivable, Net - Movement of the allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement of the allowance for credit losses
Balance as of January 1,	¥ 379,974	¥ 194,454	¥ 118,301
Additional provision for/(reversal of) allowance for credit losses, net of recoveries	(23,769)	185,520	80,878
Write-off	(43,969)		(4,725)
Balance as of December 31,	¥ 312,236	¥ 379,974	¥ 194,454